787 Seventh Avenue New York, NY 10019-6099 Tel: 212 728 8000 Fax: 212 728 8111

May 24, 2019

VIA EDGAR CORRESPONDENCE

Deborah O’Neal

Division of Investment Management

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, D.C. 20549

Re:        BlackRock New York Municipal Bond Trust (File No. 811-21037)

Dear Ms. O’Neal:

On behalf of BlackRock New York Municipal Bond Trust (the “Fund”), transmitted herewith are definitive proxy materials to be used in connection with the Meeting of Shareholders of the Fund to be held on July 18, 2019 (the “Meeting”). It is anticipated that definitive copies of the proxy materials will be mailed to shareholders on or about May 24, 2019.

This letter responds to the comment that you provided in a telephone conversation with the undersigned on May 17, 2019 regarding the preliminary proxy materials filed in connection with the Meeting (the “Preliminary Proxy Materials”). For your convenience, your comment on the Preliminary Proxy Materials is set out below and the Fund’s response is set out immediately under the comment.

Comment No. 1:	Please confirm to the Staff supplementally that the information required by Item 22(b) of Schedule 14A under the Securities Exchange Act of 1934 is included in the Fund’s definitive proxy statement.

Response:	The Fund hereby confirms that the information required by Item 22(b) of Schedule 14A is included in the definitive proxy statement filed herewith.

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May 24, 2019

Please do not hesitate to contact me at (212) 728-8970 if you require additional information regarding the Fund.

Respectfully submitted,

/s/ Jay Spinola
Jay Spinola

Enclosures

cc:	Janey Ahn, Secretary of the Fund